Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of revenues disaggregated
	For the year ended December 31,
	2022	2021
Advertising	$31,139,398	$6,859,059
Licensing and other	8,244,886	2,607,304
Total revenues	$39,384,284	$9,466,363